Other Liabilities - Restructuring Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 60	$ 30		$ 51
Restructuring charges	61	93	[1]	44	[1]
Reserves utilized: cash	(38)	(54)		(59)
Reserves utilized: non-cash	(8)	(15)		(3)
Currency translation adjustments	(4)	6		(3)
Ending balance	71	60		30
Severance and Other Employee Costs
Restructuring Cost and Reserve [Line Items]
Beginning balance	48	23		30
Restructuring charges	39	76		56
Reserves utilized: cash	(36)	(53)		(55)
Reserves utilized: non-cash	(9)	(2)		0
Currency translation adjustments	(2)	4		(8)
Ending balance	40	48		23
Facility Related Costs
Restructuring Cost and Reserve [Line Items]
Beginning balance	12	7		5
Restructuring charges	17	17		(1)
Reserves utilized: cash	0	(1)		0
Reserves utilized: non-cash	1	(13)		0
Currency translation adjustments	0	2		3
Ending balance	30	12		7
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Beginning balance	0	0		16
Restructuring charges	5	0		(11)
Reserves utilized: cash	(2)	0		(4)
Reserves utilized: non-cash	0	0		(3)
Currency translation adjustments	(2)	0		2
Ending balance	$ 1	$ 0		$ 0

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).